Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

				$ million
		2019		2018
	Current	Non-current	Current	Non-current
Financial liabilities
Trade payables	30,538	—	26,252	—
Amounts payable to joint ventures and associates	1,866	—	2,369	—
Payables for capital expenditure and acquisitions[a]	3,868	1,196	7,325	1,345
Payables related to the Gulf of Mexico oil spill	1,617	10,863	2,279	11,922
Other payables	5,810	133	4,980	318
	43,699	12,192	43,205	13,585
Non-financial liabilities
Sales taxes, customs duties, production taxes and social security	2,381	33	2,272	35
Other payables	749	401	788	210
	3,130	434	3,060	245
	46,829	12,626	46,265	13,830

[a]	2018 includes $3,514 million deferred consideration relating to the acquisition of Petrohawk Energy Corporation from BHP Billiton Petroleum (North America) Inc. See Note 3 for further information.